SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives of the assets

Computers and peripheral equipment	33%
Office furniture and equipment	6% – 20% (mainly 15%)
Leasehold improvements	Over the shorter of the term of the lease, or the useful life of the assets

Schedule of remaining performance obligations which are expected to be satisfied and recognized in future periods

	Year Ending December 31,
			2023 and
	2021	2022	thereafter

Product	$295	$72	$8
Services	36,887	5,187	6,687

	$37,182	$5,259	$6,695

Schedule Of Equity Based Compensation Expenses Table Text Block

The total share-based compensation expenses relating to all of the Company’s share-based awards recognized for the years ended December 31, 2020, 2019 and 2018 were included in items of the consolidated statements of operations, as follows:

NOTE 2:-      SIGNIFICANT ACCOUNTING POLICIES (Cont.)

	Year Ended December 31,
	2020	2019	2018

Cost of revenues	$181	$183	$186
Research and development expenses, net	1,535	937	651
Selling and marketing expenses	3,635	2,171	1,238
General and administrative expenses	3,420	2,001	1,212

Total share-based compensation expenses	$8,771	$5,292	$3,287

Schedule of components of AOCI

NOTE 2:-      SIGNIFICANT ACCOUNTING POLICIES (Cont.)

The components of AOCI were as follows:

	Unrealized
	gains on
	available-	Unrealized
	for-sale	gains (losses)
	marketable	on cash flow
	securities	hedges	Total

Balance as of January 1, 2020	$—	$—	$—

Other comprehensive income before reclassifications, net of tax	453	3,445	3,898
Amounts reclassified from AOCI	—	(2,126)	(2,126)
Other comprehensive income, net of tax	453	1,319	1,772

Balance as of December 31, 2020	$453	$1,319	$1,772

Schedule of weighted-average assumptions

Year Ended December 31,
	2020	2019	2018

Dividend yield	1.01%-1.17%	1.13%-1.64%	0%-2.66%
Expected volatility	37.89%-43.09%	38.08%-39.34%	37.74%-41.72%
Risk-free interest	0.29%-1.43%	1.66%-2.59%	2.40%-3.06%
Expected life	3.57-4.23 years	4.75-5.21 years	4.78-5.27 years